Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	CNINSURE INC.
Entity Central Index Key	0001413855
Document Type	20-F
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,010,997,726

Consolidated Balance Sheets In Thousands	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Current assets:
Cash and cash equivalents	$ 291,649	1,924,884	1,457,890
Restricted cash	1,390	9,177	1,957
Accounts receivable, net of allowance for doubtful amounts of RMB2,136 and RMB5,790 (US $877) as of December 31, 2009 and 2010, respectively	36,845	243,175	181,360
Insurance premium receivables	14	92	230
Other receivables (Note 4)	10,157	67,034	52,108
Deferred tax assets (Note 11)	862	5,691	2,602
Amounts due from related parties (Note 15)	6,061	40,000	25,337
Other current assets	1,874	12,372	6,015
Total current assets	348,852	2,302,425	1,727,499
Non-current assets:
Property, plant and equipment, net (Note 5)	15,481	102,175	108,318
Goodwill (Note 6)	174,905	1,154,373	535,911
Intangible assets, net	22,069	145,653	81,485
Deferred tax assets (Note 11)	1,023	6,755	3,801
Investment in affiliates (Note 7)	21,078	139,116	86,701
Other non-current assets	600	3,959	2,250
Total non-current assets	235,156	1,552,031	818,466
Total assets	584,008	3,854,456	2,545,965
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs ") without recourse to CNinsure Inc. of RMB59,168 and RMB75,285 (US $11,407) as of December 31, 2009 and December 31, 2010, respectively)	13,572	89,573	72,716
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc. of RMB1,957 and RMB1,364 (US $207) as of December 31, 2009 and December 31, 2010, respectively)	207	1,364	1,957
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc. of RMB130,073 and RMB52,725 (US $7,989) as of December 31, 2009 and December 31, 2010, respectively) (Note 9)	14,160	93,460	182,139
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc. of RMB18,962 and RMB27,158 (US $4,115) as of December 31, 2009 and December 31, 2010, respectively)	4,733	31,237	24,152
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to CNinsure Inc. of RMB18,564 and RMB32,134(US $4,869) as of December 31, 2009 and December 31, 2010, respectively)	5,292	34,927	37,410
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc. of RMB1,718 and RMB7,800 (US $1,182)as of December 31, 2009 and December 31, 2010, respectively) (Note 15)	5,727	37,800	19,274
Total current liabilities	43,691	288,361	337,648
Non-current liabilities:
Other tax liabilities (including non-current portion of other tax liabilities of the consolidated VIEs without recourse to CNinsure Inc. of Nil and Nil as of December 31, 2009 and December 31, 2010) (Note 11)	836	5,519	2,537
Deferred tax liabilities (including non-current portion of deferred tax liabilities of the consolidated VIEs without recourse to CNinsure Inc. of Nil and Nil as of December 31, 2009 and December 31, 2010) (Note 11)	6,593	43,513	19,075
Total non-current liabilities	7,429	49,032	21,612
Total liabilities	51,120	337,393	359,260
Commitments and contingencies (Note 16)
Ordinary shares (Authorized shares:10,000,000,000 at US $0.001 each; issued and outstanding shares: 912,497,726 and 1,002,977,326 as of December 31, 2009 and 2010, respectively) (Note 12)	1,159	7,649	7,036
Additional paid-in capital	342,704	2,261,849	1,604,774
Statutory reserves	20,709	136,681	103,877
Retained earnings	111,843	738,165	348,663
Accumulated other comprehensive loss	(12,630)	(83,360)	(72,542)
Total CNinsure Inc shareholders equity	463,785	3,060,984	1,991,808
Noncontrolling interests	69,103	456,079	194,897
Total equity	532,888	3,517,063	2,186,705
Total liabilities and equity	$ 584,008	3,854,456	2,545,965

Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ( $)	Dec. 31, 2009 CNY	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary USD ( $)	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary CNY
Current assets:
Allowance for doubtful amounts, related to accounts receivable	$ 877	5,790		2,136
Current liabilities:
Accounts payable of the consolidated variable interest entities	13,572	89,573		72,716	11,407	75,285	59,168
Insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc	207	1,364		1,957	207	1,364	1,957
Other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc	14,160	93,460		182,139	7,989	52,725	130,073
Accrued payroll of the consolidated VIEs without recourse to CNinsure Inc	4,733	31,237		24,152	4,115	27,158	18,962
Income taxes payable of the consolidated VIEs without recourse to CNinsure Inc	5,292	34,927		37,410	4,869	32,134	18,564
Amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc	5,727	37,800		19,274	1,182	7,800	1,718
Non-current liabilities:
Other tax liabilities of the consolidated VIEs without recourse to CNinsure Inc	836	5,519		2,537	0	0	0
Deferred tax liabilities of the consolidated VIEs without recourse to CNinsure Inc	$ 6,593	43,513		19,075	$ 0	0	0
Ordinary shares, Par value	$ 0.001		$ 0.001
Ordinary shares, Authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, issued	1,002,977,326	1,002,977,326	912,497,726	912,497,726
Ordinary shares, outstanding	1,002,977,326	1,002,977,326	912,497,726	912,497,726

Consolidated Statements of Operations In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010 USD ( $)		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY		Dec. 31, 2008 CNY
Net revenues:
Commissions and fees	$ 224,907		1,484,389		1,154,090		843,107
Other service fees	97		640		761		855
Total net revenues	225,004		1,485,029		1,154,851		843,962
Operating costs and expenses:
Commissions and fees	(107,333)		(708,403)		(579,911)		(436,803)
Selling expenses	(11,147)		(73,567)		(49,498)		(17,328)
General and administrative expense	(41,128)	[1]	(271,444)	[1]	(199,246)	[1]	(180,031)	[1]
Total operating costs and expenses	(159,608)		(1,053,414)		(828,655)		(634,162)
Income from operations	65,396		431,615		326,196		209,800
Other income (expense), net:
Gain on disposal of investment in subsidiary							525
Investment income	6,249		41,244		18,905
Interest income	4,080		26,924		33,299		47,967
Interest expense	(1)		(5)		(4)		(95)
Others, net	59		391		1,408		(28)
Changes in fair value of contingent consideration payables					(5,946)
Net income before income taxes and income of affiliates	75,783		500,169		373,858		258,169
Income tax expense	(14,658)		(96,743)		(95,618)		(62,438)
Share of income of affiliates	1,955		12,904		774		135
Net income	63,080		416,330		279,014		195,866
Less: Net income (loss) attributable to the noncontrolling interests	(906)		(5,978)		(21,827)		4,129
Net income attributable to the CNinsure Inc's shareholders	$ 63,986		422,308		300,841		191,737
Net income per share:
Basic	$ 0.0668		0.4408		0.3297		0.2101
Diluted	$ 0.0646		0.4264		0.3241		0.209
Net income per American Depositary Shares ("ADS"):
Basic	$ 1.3358		8.8162		6.5938		4.2025
Diluted	$ 1.2922		8.5288		6.4815		4.1803
Shares used in calculating net income per share:
Basic	958,029,717		958,029,717		912,497,726		912,497,726
Diluted	990,318,528		990,318,528		928,312,312		917,335,390

[1]	Including (i) share-based compensation expenses of RMB45,659 and RMB7,553 and RMB22,211 (US $3,365) for the years ended December 31, 2008, 2009 and 2010, respectively; and (ii) impairment loss on intangible assets of Nil, Nil and RMB4,600 (US $697) for the years ended December 31, 2008, 2009 and 2010, respectively.

Consolidated Statements of Operations (Parenthetical) In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
Consolidated Statements of Operations [Abstract]
Share-based compensation expenses	$ 3,365	22,211	7,553	45,659
Impairment loss on intangible assets	$ 697	4,600

Consolidated Statements of Equity and Comprehensive Income (Loss) In Thousands, except Share data	Total USD ( $)	Total CNY	Share Capital USD ( $)	Share Capital CNY	Additional Paid-in Capital USD ( $)	Additional Paid-in Capital CNY	Statutory Reserves USD ( $)	Statutory Reserves CNY	(Accumulated deficit) retained earnings USD ( $)	(Accumulated deficit) retained earnings CNY	Accumulated other comprehensive income (loss) USD ( $)	Accumulated other comprehensive income (loss) CNY	Noncontrolling Interest USD ( $)	Noncontrolling Interest CNY	Comprehensive income (loss) USD ( $)	Comprehensive income (loss) CNY
Beginning Balance at Dec. 31, 2007		1,585,236		7,036		1,621,064		47,903		(87,941)		(21,150)		18,324		129,963
Beginning Balance, Shares at Dec. 31, 2007				912,497,726
Share-based compensation		45,659				45,659
Net income		195,866								191,737				4,129		195,866
Provision for statutory reserves								23,334		(23,334)
Acquisition of subsidiaries, value		71,970												71,970
Foreign currency translation		(52,660)										(52,660)				(52,660)
Ending Balance at Dec. 31, 2008		1,846,071		7,036		1,666,723		71,237		80,462		(73,810)		94,423		143,206
Ending Balance, Shares at Dec. 31, 2008				912,497,726
Share-based compensation		6,609				6,609
Net income		279,014								300,841				(21,827)		279,014
Dividends		(68,558)				(68,558)
Provision for statutory reserves								32,640		(32,640)
Acquisition of subsidiaries, value		122,301												122,301
Foreign currency translation		1,268										1,268				1,268
Ending Balance at Dec. 31, 2009		2,186,705		7,036		1,604,774		103,877		348,663		(72,542)		194,897		280,282
Beginning Balance, Shares at Dec. 31, 2009				912,497,726
Issuance of ordinary shares value upon follow-on offering on July 14, 2010		743,767		623		743,144
Issuance of ordinary shares upon follow-on offering on July 14, 2010				92,000,000
Exercise of share options, value		10,075		34		10,041
Exercise of share options				5,100,780
Repurchase of ordinary shares, value		(37,287)		(44)		(37,243)
Repurchase of ordinary shares				(6,621,180)
Share-based compensation		22,211				22,211
Net income	63,080	416,330								422,308				(5,978)		416,330
Dividends		(80,985)				(80,985)
Provision for statutory reserves								32,806		(32,806)
Acquisition of subsidiaries, value		272,061												272,061
Acquisition of Additional Shares in a Subsidiary		(2,410)				(93)								(2,317)
Disposal of subsidiaries		(2,586)						(2)						(2,584)
Foreign currency translation		(10,818)										(10,818)				(10,818)
Ending Balance at Dec. 31, 2010	$ 532,888	3,517,063	$ 1,159	7,649	$ 342,704	2,261,849	$ 20,709	136,681	$ 111,843	738,165	$ (12,630)	(83,360)	$ 69,103	456,079	$ 61,441	405,512
Ending Balance, Shares at Dec. 31, 2010			1,002,977,326

Consolidated Statements of Cash Flows In Thousands	12 Months Ended
	Dec. 31, 2010 USD ( $)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY
OPERATING ACTIVITIES
Net income	$ 63,080	416,330	279,014	195,866
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation	4,629	30,552	18,791	6,222
Amortization of acquired intangible assets	3,261	21,520	9,654	3,260
Impairment loss for acquired intangible assets	697	4,600
Allowance for doubtful receivables	778	5,136	1,885	251
Change in fair value of contingent consideration payables			5,946
Compensation expenses associated with stock options	3,365	22,211	6,609	45,659
Loss (gain) on disposal of property, plant and equipment	(15)	(97)	26	249
Investment income	(6,249)	(41,244)	(18,905)
Share of income of affiliates	(1,955)	(12,904)	(774)	(135)
Gain on disposal of investment in a subsidiary				(525)
Deferred taxes	(220)	(1,450)	2,835	(4,175)
Changes in operating assets and liabilities:
Accounts receivable	(9,356)	(61,750)	(85,639)	(58,265)
Insurance premium receivables	21	141	(213)	2,419
Other receivables	(1,205)	(7,951)	(5,167)	(13,827)
Other current assets	(963)	(6,357)	(762)	(3,927)
Accounts payable	2,090	13,793	13,071	48,415
Insurance premium payables	(92)	(607)	(2,243)	(11,361)
Other payables and accrued expenses	(3,392)	(22,386)	16,004	13,641
Accrued payroll	1,004	6,629	7,631	6,830
Income taxes payable	(376)	(2,482)	11,170	23,310
Other tax liabilities	452	2,981	666	712
Net cash generated from operating activities	55,554	366,665	259,599	254,619
Cash flows from investing activities:
Addition in other investments	(380)	(2,509)	(1,401)	(189)
Addition in investment in affiliates	(5,986)	(39,511)	(68,269)	(292)
Purchase of property, plant and equipment	(3,697)	(24,398)	(47,792)	(51,828)
Proceeds from disposal of property and equipment	216	1,425	2,059	759
Acquisition of subsidiaries, net of cash acquired of RMB41,025, RMB2,006 and RMB18,156 (US $2,751) in 2008, 2009 and 2010, respectively	(46,643)	(307,844)	(330,652)	(23,868)
Disposal of investment in subsidiaries, net of cash disposed of RMB64, RMB255, and RMB5,283 (US $800) in 2008, 2009 and 2010, respectively	(414)	(2,733)	4,110	1,545
Amounts due from related parties				(187,595)
Repayments from (to) related parties	(2,611)	(17,231)	183,459
Decrease (increase) in restricted cash	(1,094)	(7,220)	2,243	8,548
Net cash used in investing activities	(60,609)	(400,021)	(256,243)	(252,920)
Cash flows from financing activities:
Repayments of bank loans				(1,634)
Payment for contingent consideration	(18,997)	(125,380)
Acquisition of additional interest in a subsidiary	(365)	(2,410)		(3,000)
Increase in capital injection by noncontrolling interests	1,863	12,295	20,315	10,612
Advances from related parties				10,598
Repayments to related parties	(1,350)	(8,907)	(8,923)
Proceeds from share issuances	112,692	743,767
Proceeds on exercise of stock options	1,527	10,075
Repurchase of ordinary shares	(5,650)	(37,287)
Dividends paid	(12,270)	(80,985)	(68,558)
Net cash generated from (used in) financing activities	77,450	511,168	(57,166)	16,576
Net increase (decrease) in cash and cash equivalents	72,395	477,812	(53,810)	18,275
Cash and cash equivalents at beginning of year	220,892	1,457,890	1,510,432	1,544,817
Effect of exchange rate changes on cash and cash equivalents	(1,638)	(10,818)	1,268	(52,660)
Cash and cash equivalents at end of year	291,649	1,924,884	1,457,890	1,510,432
Supplemental disclosure of cash flow information:
Interest paid	1	5	4	95
Income taxes paid	$ 14,829	97,869	80,826	42,590

Organization and Description of Business	12 Months Ended
Dec. 31, 2010
Organization and Description of Business [Abstract]
Organization and Description of Business
(1) Organization and Description of Business
CISG Holdings Ltd (“CISG”) was incorporated in the British Virgin Islands (“BVI”) on June 8, 2004. CISG undertook a separate restructuring in anticipation of an initial public offering (“IPO”) involving CNinsure Inc. (the “Company”) that was incorporated in the Cayman Islands on April 10, 2007 as a shell company for listing purpose. On July 31, 2007, prior to its IPO, the Company issued 684,210,526 ordinary shares to the existing shareholders of CISG for exchange of their shares of CISG on a 10,000-for-1 basis and thereafter, became the ultimate holding company of CISG. The Company, its subsidiaries and VIEs are collectively referred to as the “Group”. The Group is principally engaged in the provision of insurance brokerage and agency services, and insurance claims adjusting services in the People’s Republic of China (the “PRC”).
Current PRC laws and regulations place certain restrictions on foreign investment in and ownership of insurance agencies and brokerages. Accordingly, the Group conducts its operations in China principally through contractual arrangements among its PRC subsidiaries, three PRC affiliated entities and the equity shareholders of these PRC affiliated entities, who are PRC nationals. The contractual arrangements include a series of contracts entered into between the Group’s PRC subsidiaries and the equity shareholders of these PRC affiliated entities, including loan agreements, equity pledge agreements, irrevocable powers of attorney, exclusive purchase option agreements, technology consulting and service agreements and trademark licensing agreements. Through these contractual arrangements, the Group is entitled to: (1) receive service fees from the subsidiaries of these PRC affiliated entities; (2) exercise all of the voting powers of the owners of these PRC affiliated entities; (3) receive dividends declared by these PRC affiliated entities and their subsidiaries and (4) acquire all the equity interests of these PRC affiliated entities and their subsidiaries once PRC laws permit. As the Company is the sole primary beneficiary of these VIEs, the Company consolidates them into its consolidated financial statements. (See note 8)

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
(2) Summary of Significant Accounting Policies
(a) Basis of Presentation and Consolidation
The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company, all its majority-owned subsidiaries and those VIEs of which the Company is the primary beneficiary, from the dates they were acquired or incorporated. All intercompany balances and transactions have been eliminated in consolidation. In addition, the Group consolidates VIEs of which it is deemed to be the primary beneficiary and absorbs all of the expected losses and residual returns of the entity.
(b) Use of Estimates
The preparation of the consolidated financial statements in conformity with US GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant accounting estimates reflected in the Group’s consolidated financial statements included the valuation of deferred tax assets, useful lives of property, plant and equipment, impairment of goodwill; economic lives of intangible assets, allowance for doubtful receivables and fair value of share based compensation. Actual results could differ from those estimates.
(c) Cash and Cash Equivalents and Restricted Cash
Cash and cash equivalents consist of cash on hand and bank current deposits. Cash equivalents consist of bank deposits and short-term, highly-liquid investments with original maturities of 90 days or less.
In its capacity as an insurance agent and broker, the Group collects premiums from certain insureds and remits the premiums or net premiums after deducting its authorized commissions to the appropriate insurance companies. Accordingly, as reported in the consolidated balance sheets, “premiums” are receivables from insureds. Unremitted net insurance premiums are held in a fiduciary capacity until disbursed by the Group. The Group invests these unremitted funds only in cash accounts held for a short term, and reports such amounts as restricted cash in the consolidated balance sheets. Also included in the restricted cash is a guarantee deposits required by China Insurance Regulatory Commission (“CIRC”) in order to protect insurance premium appropriation by insurance agency of Nil and RMB7,813 as of December 31, 2009 and 2010, respectively.
(d) Accounts Receivable and Insurance Premium Receivables
Accounts receivable are recorded at the invoiced amount and do not bear interest. Accounts receivable represent fees receivable on agency, brokerage and claims adjusting services primarily from insurance companies. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on historical write-off experience. The Group reviews its allowance for doubtful accounts regularly. Past due balances over 90 days and over a specified amount are reviewed individually for collectability.
Accounts receivable, net is analyzed as follows:

	As of December 31,
	2009	2010
	RMB	RMB
Accounts receivable	183,496	248,965
Allowance for doubtful accounts	(2,136)	(5,790)

Accounts receivable, net	181,360	243,175

The following table summarized the movement of the Group’s allowance for doubtful accounts:

	2008	2009	2010
	RMB	RMB	RMB
Balance at the beginning of the year	—	251	2,136
Provision for doubtful accounts	251	1,885	5,136
Write-offs	—	—	(1,482)

Balance at the ending of the year	251	2,136	5,790

Insurance premium receivables consist of insurance premium to be collected from insured, and is recorded at the invoiced amount and do not bear interest. Amounts collected on insurance premium receivable are included in net cash provided by operating activities in the consolidated statements of cash flows.
(e) Property, Plant and Equipment
Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value:

	Estimated useful	Estimated residual
	life (Years)	value
Office equipment, furniture and fixtures	3-5	0%-3%
Motor vehicles	5-10	0%-3%
Leasehold improvements	5	0%
The depreciation methods and estimated useful lives are reviewed regularly.
Depreciation expenses recognized in the consolidated statements of operations for the years ended December 31, 2008, 2009 and 2010 were RMB6,222, RMB18,791 and RMB30,552, respectively, of which RMB755, RMB1,292 and RMB2,535, were recorded in the selling expenses and Nil, RMB3,441 and RMB5,607 were recorded in commission and fees under operating costs and expenses for the years ended December 31, 2008, 2009 and 2010, respectively. The remaining amounts were recorded in general and administrative expenses.
(f) Goodwill and Other Intangible Assets
Goodwill represents the excess of costs over fair value of net assets of businesses acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level at least on an annual basis at the balance sheet date or more frequently if certain indicators arise. The Group operates in four reporting units which are its reportable segments. The goodwill impairment review is a two-step process. Step one consists of a comparison of the fair value of a reporting unit with its carrying amount. An impairment loss may be recognized if the review indicates that the carrying value of a reporting unit exceeds its fair value. Estimates of fair value are primarily determined by using discounted cash flows. If the carrying amount of a reporting unit exceeds its fair value, step two requires the fair value of the reporting unit to be allocated to the underlying assets and liabilities of that reporting unit, resulting in an implied fair value of goodwill. If the carrying amount of the goodwill of the reporting unit exceeds the implied fair value, an impairment charge is recorded equal to the excess of the carrying amount over the implied fair value.
The impairment review is highly judgmental and involves the use of significant estimates and assumptions. These estimates and assumptions have a significant impact on the amount of any impairment charge recorded. Discounted cash flow methods are dependent upon assumptions of future sales trends, market conditions and cash flows of each reporting unit over several years. Actual cash flows in the future may differ significantly from those previously forecasted. Other significant assumptions include growth rates and the discount rate applicable to future cash flows. No impairment loss on goodwill was identified for the years ended December 31, 2008, 2009 and 2010.
Identifiable intangibles assets are required to be determined separately from goodwill based on fair value. In particular, an intangible asset acquired in a business combination should be recognized as an asset separate from goodwill if it satisfies either the “contractual-legal” or “separability” criterion. Intangible assets with a finite economic life are carried at cost less accumulated amortization. Prior to October 1, 2010, amortization is computed using the straight-line method over the intangible assets’ economics lives. Starting from October 1, 2010, amortization for identifiable intangibles assets of customer relationship is computed using accelerated method, while amortization for other identifiable intangibles assets is computed using the straight-line method over the intangible assets’ economic lives. The effect of the change in amortization method in customer relationship is insignificant. Intangible assets with indefinite economic lives are not amortized but carried at cost less any subsequent accumulated impairment losses. If an intangible asset that is not being amortized is subsequently determined to have a finite economic life, it will be tested for impairment and then amortized prospectively over its estimated remaining economic life and accounted for in the same manner as other intangible assets that are subject to amortization. Intangible assets with indefinite economic lives are tested for impairment annually or more frequently if events or changes in circumstances indicate that they might be impaired.
Separately identifiable intangible assets consist of brand name, trade name, customer relationship, non-compete agreement, agency agreement and license, and software and system.
The intangible assets, net consisted of the following:

	Useful	As of December 31, 2009			As of December 31, 2010
	life		Accumulated	Net carrying		Accumulated	Impairment	Net carrying
	(Years)	Cost	amortization	values	Cost	amortization	loss	values
		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Brand name	Indefinite	24,091	—	24,091	24,091	—	—	24,091
Trade name	10	—	—	—	8,140	(144)	—	7,996
Customer relationship	4.6 to 9.8	24,086	6,596	17,490	48,356	(14,987)	—	33,369
Non-compete agreement	3 to 14	43,340	5,956	37,384	83,191	(16,583)	(4,600)	62,008
Agency agreement and licence	4.6 to 10	3,007	487	2,520	15,294	(2,654)	—	12,640
Software and system	5 to 10	—	—	—	5,740	(191)	—	5,549

		94,524	13,039	81,485	184,812	(34,559)	(4,600)	145,653

Aggregate amortization expenses for intangible assets were RMB3,260, RMB9,654 and RMB21,520 for the years ended December 31, 2008, 2009 and 2010, respectively. The Group recorded an impairment loss on its intangible asset in the amount of RMB4,600 associated with non-compete agreement attributed to a subsidiary as its carrying value exceeds fair value. As of December 31, 2010, the estimated amortization expenses for the next five years are: RMB27,429 in 2011, RMB25,342 in 2012, RMB20,679 in 2013, RMB18,829 in 2014 and RMB12,969 in 2015, and an aggregate amount of RMB16,314 in years thereafter.
(g) Other Receivables and Other Current Assets
Other receivables and other current assets consist of advances, prepayment and prepaid expenses.
(h) Investment in affiliates
Investments in affiliates are accounted for using equity method. The Group does not control the affiliate but over which it exerts significant influence.
(i) Other Non-current Assets
As of December 31, 2010, other non-current assets represent from 5% to 20% (2009: 5% to 10%) investments in equity security of private companies over which it exerts no significant influence and are measured initially at cost.
(j) Impairment of Long-Lived Assets
Property, plant, and equipment, and purchased intangible assets with definite life, subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the fair value of the asset.
Management performed the annual impairment test for all long-lived assets as of December 31, 2010 and concluded that there was an impairment loss of intangible asset of RMB4,600 as of December 31, 2010.
(k) Insurance Premium Payables
Insurance premium payables are insurance premium collected on behalf of insurance companies but not yet remitted as of the balance sheet dates.
(l) Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements, net operating loss carryforwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.
(m) Share-based Compensation
All forms of share-based payments to employees, including employee stock options and employee stock purchase plans, would be treated the same as any other form of compensation by recognizing the related cost in the consolidated statement of operations. Compensation cost related to employee stock option or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the service period, which is usually the vesting period. The Group uses the Black-Scholes option-pricing model to determine the fair value of stock options and warrants.
Determining the value of our share-based compensation expense in future periods requires the input of highly subjective assumptions, including estimated forfeitures and the price volatility of the underlying shares. The management estimates the forfeitures of the shares based on past employee retention rates and its expectations of future retention rates, and it will prospectively revise the forfeiture rates based on actual history. The share compensation charges may change based on changes to the actual forfeitures. The actual share-based compensation expenses may be materially different from the current expectations.
Share-based compensation expenses of RMB45,659, RMB7,553 and RMB22,211 for the years ended December 31, 2008, 2009 and 2010, respectively, were included in the general and administrative expenses.
(n) Employee Benefit Plans
As stipulated by the regulations of the PRC, the Group’s subsidiaries and VIEs in the PRC participate in various defined contribution plans organized by municipal and provincial governments for its employees. The Group is required to make contributions to these plans at a percentage of the salaries, bonuses and certain allowances of the employees. Under these plans, certain pension, medical and other welfare benefits are provided to employees. The Group has no other material obligation for the payment of employee benefits associated with these plans other than the annual contributions described above. The contributions are charged to the consolidated statement of operations as they become payable in accordance with the rules of the above mentioned defined contribution plans.
(o) Revenue Recognition
The Group’s revenue is derived principally from the provision of insurance brokerage, agency and claims adjusting services. The Group recognizes revenue when all of the following have occurred: persuasive evidence of an agreement with the insurance companies or insurance agencies exists, services have been provided, the fees for such services are fixed or determinable and collectability of the fee is reasonably assured.
Insurance agency and brokerage services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has met all the four criteria of revenue recognition when the premiums are collected by the Group or the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any commission and fees prior to the receipt of the related premiums. No allowance for cancellation has been recognized as the management of the Group estimates, based on its past experience that the cancellation of policies rarely occurs. Any subsequent commission adjustments in connection with policy cancellations which have been de minims to date are recognized upon notification from the insurance carriers. Actual commission and fee adjustments in connection with the cancellation of policies were 0.1%, 0.1% and 0.1% of the total commission and fee revenues for the years ended December 31, 2008, 2009 and 2010, respectively. For property insurance and life insurance, agency and brokerage companies may receive a performance bonus from insurance companies per contract provisions. Once an agency and brokerage company achieves its performance target, typically a certain sales volume, the bonus will become due. The bonus amount is computed based on the insurance premium amount multiplied by an agreed-upon percentage. The contingent commissions are recorded as revenue when received, which in many cases, that is the Group’s first notification of the amounts earned.
Insurance claims adjusting services are considered to be rendered and completed, and revenue is recognized at the time loss adjusting reports are confirmed being received by insurance companies. The Group has met all the four criteria of revenue recognition when the service is provided and the loss adjusting report is accepted by insurance companies. The Group does not accrue any service fee before the receipt of an insurance company’s acknowledgement of receiving the adjusting reports. Any subsequent adjustments in connection with discounts which have been de minims to date are recognized in revenue upon notification from the insurance companies.
Other service fees include revenue from the provision of insurance-related services, such as driver’s license renewal and annual inspection for the insured. Revenue is recognized when the services are rendered.
The Group presented revenue net of sales taxes incurred. The sales taxes amounted to RMB54,590, RMB83,958 and RMB102,190 for the years ended December 31, 2008, 2009 and 2010, respectively.
(p) Contingent Consideration
In December 2007, the FASB issued ASC 805, Business Combinations (“ASC 805”) to improve reporting creating greater consistency in the accounting and financial reporting of business combinations. ASC 805 requires the acquiring entity in a business combination to recognize all (and only) the assets acquired and liabilities assumed in the transaction; establishes the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed; and requires the acquirer to disclose to investors and other users all of the information they need to evaluate and understand the nature and financial effect of the business combination. ASC 805 applies prospectively to business combinations for which the acquisition date is on or after the beginning of the first annual reporting period beginning on or after December 15, 2008. Effective from January 1, 2009, the Group adopted ASC 805 on a prospective basis. As a result, the recorded purchase price for all acquisitions consummated after January 1, 2009 include an estimation of the fair value of contingent consideration payables. Subsequent changes in the fair value of contingent consideration payables will be recorded in the consolidated statement of operation when incurred. Changes in fair value of contingent consideration payables totaling RMB5,946 and nil was charged to consolidated statement of operations for the year ended December 31, 2009 and 2010, respectively. Also, as a result of adoption of ASC 805, in a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at acquisition date fair value and recognize gain or loss, if any, in earnings. The Group recorded earnings of such remeasurement as investment income of RMB18,905 and RMB41,244 to the consolidated statement of operations for the years ended December 31, 2009 and 2010, respectively.
For acquisitions before January 1, 2009, contingent consideration arrangements generally result in the payment/receiving of additional consideration or surrender/receiving of shares to/from the sellers upon the acquired entities’ satisfaction of performance targets subsequent to acquisition as stipulated in the acquisition agreement.
Additional cash payments or surrender of shares which are determined to be additional purchase consideration are accounted for as part of the purchase price of the acquired entities when the outcome of contingency is determinable beyond a reasonable doubt, while those which are determined to be compensatory in nature are recorded as compensation expenses and charged to the consolidated statement of operations. No compensation expenses were paid for the years ended December 31, 2008, 2009 and 2010.
(q) Fair Value of Financial Instruments
The carrying amounts of accounts receivable, insurance premium receivables, other receivables, accounts payable, other payables and accrued expenses, amounts due from (to) related parties and insurance premium payables are approximate their fair values due to the short-term maturity of these instruments.
(r) Foreign Currencies
The functional currency of the Company is the United States dollar (“USD”). Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income or loss in the consolidated statement of shareholders’ equity and comprehensive income (loss). The Group has chosen the Renminbi (“RMB”) as their reporting currency.
The functional currency of the Company’s subsidiaries and VIE is the RMB. Transactions in other currencies are recorded in RMB at the rates of exchange prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. Exchange gains and losses are recorded in the consolidated statements of operations.
(s) Foreign currency risk
The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and international economic and political developments that affect supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Company included aggregate amounts of RMB1,276,993 and RMB1,723,210 at December 31, 2009 and 2010, respectively, which were denominated in RMB.
(t) Translation into United States Dollars
The consolidated financial statements of the Group are stated in RMB. Translations of amounts from RMB into U.S. dollars are solely for the convenience of the readers and were calculated at the rate of US $1.00 = RMB6.60, on December 30, 2010, representing the noon buying rate in the City of New York for cable transfers of RMB, as certified for customs purposes by the Federal Reserve Bank of New York. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into U.S. dollars at that rate on December 30, 2010, or at any other rate.
(u) Segment reporting
The Group distributes a variety of property and casualty; and life insurance products underwritten by domestic and foreign insurance companies operating in the PRC, and provides insurance claims adjusting services as well as other insurance-related services. For the years ended December 31, 2009 and 2010, the Group operates four operating segments: (1) property and casualty insurance (“P&C”) (2) life insurance (“Life”) (3) insurance claims adjusting services (“Claims Adjusting”) and (4) datong life insurance (“Datong”). Details of these operating segments are described in note 21. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.
Substantially all revenues are derived in the PRC and all long-lived assets are located in the PRC.
(v) Earnings per Share (“EPS”)
Basic EPS is calculated by dividing the net income available to common shareholders by the weighted average number of ordinary shares /ADS outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares /ADS outstanding adjusted to include the potentially dilutive effect of outstanding share-based awards, unless their inclusion in the calculation is anti-dilutive.
(w) Advertising Costs
Advertising costs are expensed as incurred. Advertising costs amounted to RMB832, RMB5,459 and RMB3,825 for the years ended December 31, 2008, 2009 and 2010, respectively.
(x) Operating leases
Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations over the lease period.
(y) Accumulated Other Comprehensive Income (Loss)
Accumulated other comprehensive income (loss) represents foreign currency translation adjustments for the period and is included in the consolidated statements of shareholders’ equity.
(z) Recently Issued Accounting Standards
In December 2010, the Financial Accounting Standard Board (“FASB”) issued Accounting Standard Update (“ASU”) 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations. The objective of this guidance is to address diversity in practice regarding the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclosure revenue and earnings of the combined entity as though the business combination(s) that occurred during the year had occurred as of the beginning of the comparable prior annual reporting only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805 that enters to business combinations that are material on an individual or aggregated basis. The amendments will be effective for business combinations consummated in periods beginning after December 15, 2010 and should be applied prospectively as of the date of adoption. Early adoption is permitted. The Group does not expect the adoption of this ASU to have any significant impact on its financial condition or result of operations.
In December 2010, the FASB issued an authoritative pronouncement on when to perform Step 2 of the Goodwill Impairment test for Reporting Units with Zero or Negative Carrying Amounts. The amendments in this update modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the guidance is effective for impairment tests performed during entities’ fiscal years (and interim periods within those years) that begin after December 15, 2010. Early adoption will not be permitted. For nonpublic entities, the guidance is effective for impairment tests performed during entities’ fiscal years (and interim periods within those years) that begin after December 15, 2011. Early application for nonpublic entities is permitted; nonpublic entities that elect early application will use the same effective date as that for public entities. The Group does not expect the adoption of this ASU to have any significant impact on its financial condition or result of operations.
In April 2010, the FASB issued ASU 2010-13, Compensation — Stock Compensation (Topic 718); Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades. The objective of this ASU is to address the classification of an employee share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades. FASB Accounting Standards Codification Topic 718, Compensation—Stock Compensation, provides guidance on the classification of a share-based payment award as either equity or a liability. A share-based payment award that contains a condition that is not a market, performance, or service condition is required to be classified as a liability. Under Topic 718, awards of equity share options granted to an employee of an entity’s foreign operation that provide a fixed exercise price denominated in (1) the foreign operation’s functional currency or (2) the currency in which the employee’s pay is denominated should not be considered to contain a condition that is not a market, performance, or service condition. However, US GAAP do not specify whether a share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades has a market, performance, or service condition. Diversity in practice has developed on the interpretation of whether such an award should be classified as a liability when the exercise price is not denominated in either the foreign operation’s functional currency or the currency in which the employee’s pay is denominated. ASU 2010-13 clarifies that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trades should not be considered to contain a condition that is not a market, performance or service condition. Therefore, an entity would not classify such an award as a liability if it otherwise qualifies as equity. This ASU is effective for fiscal years and interim periods within those fiscal years, beginning on or after December 15, 2010, and will be applied prospectively. Affected entities will be required to record a cumulative catch-up adjustment for all awards outstanding as of the beginning of the current period in which the guidance is adopted. The Group does not expect the adoption of this ASU to have any significant impact on its financial condition or result of operations.

Acquisitions	12 Months Ended
Dec. 31, 2010
Acquisitions [Abstract]
Acquisitions
(3) Acquisitions
Acquisitions in 2010
(a) P&C segment
On December 31, 2009 and March 30, 2010, the Group entered into agreements to acquire an addition 41% equity interest in Hebei Fanlian Insurance Agency Co., Ltd. (“Fanlian”), Shandong Fanhua Mintai Insurance Agency Co., Ltd. (“Mintai”) and Ningbo Baolian Insurance Agency Co., Ltd. (“Baolian”) at a cash consideration of RMB52,000, RMB90,000 and RMB60,000, respectively, bringing the Group’s shareholdings in Fanlian, Mintai and Baolian from 10% to 51%. The acquisitions of Fanlian, Mintai and Baolian were completed on January 1, 2010 and April 1, 2010 respectively. The selling shareholders of Fanlian, Mintai and Baolian agree to transfer 5% interest in Fanlian, Mintai and Baolian to the Company for RMB0.001 if Fanlian, Mintai and Baolian fail to meet performance target in years 2010 to 2012. In addition, the selling shareholders of Fanlian, Mintai and Baolian agree to return up to RMB9,000, RMB13,500 and RMB9,000 to the Group, respectively, if performance criteria for years 2010 to 2012 cannot be met.
On September 27, 2010, the Group entered into agreements to acquire an additional 46% equity interest in Shengyang Fangda Insurance Agency Co., Ltd. (“Fangda”) for a total cash consideration RMB40,000, bringing its shareholdings in Fangda from 5% to 51%. The acquisition of Fangda was completed on October 1, 2010. The selling shareholder of Fangda agrees to transfer 5% interest in Fangda to the Company for RMB0.001 if Fangda fails to meet performance target in years 2011 to 2013. In addition, the selling shareholder of Fangda agrees to return up to RMB15,000 to the Group if performance criteria for years 2011 to 2013 cannot be met.
On July 29, 2010, the Group entered into an agreement to acquire 65.1% equity interest in Inscom Holding Limited (“Inscom”) and its subsidiaries and its VIE for a cash consideration RMB84,000. The acquisition of Inscom was completed on November 1, 2010.
The following table summarizes the estimated fair value for the acquirees assumed at the date of acquisition:

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Cash consideration for controlling interest	52,000	90,000	60,000	40,000	84,000
Fair value of previously held equity interest	10,530	16,900	11,270	3,344	—
Fair value of noncontrolling interests	51,580	82,820	55,210	32,776	37,380

Total consideration	114,110	189,720	126,480	76,120	121,380

The Group recognized investment income of RMB41,244 representing gains from re-measuring equity interests formerly held by the Company in Fanlian, Mintai, Baolian and Fangda at fair values on the date of completion of acquiring the additional equity interest.
The following table summarizes the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition.

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Net tangible assets acquired	3,265	2,632	(411)	2,382	10,044
Intangible assets	20,880	17,850	12,760	12,111	17,680
Goodwill	95,185	173,608	117,093	64,500	98,076
Deferred tax assets	—	92	228	155	—
Deferred tax liability	(5,220)	(4,462)	(3,190)	(3,028)	(4,420)

Total consideration	114,110	189,720	126,480	76,120	121,380

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill.
The acquired intangible assets were composed of the following:

		Fair Value Acquired
	Useful life	RMB
	(Years)	Fanlian	Mintai	Baolian	Fangda	Inscom
Trade name	9.4	—	—	—	—	8,140
Customer relationship	5.8-6.25	13,360	490	2,300	4,910	3,210
Non-compete agreement	5.8-6.25	6,640	16,880	10,020	6,311	—
Agency agreement	5.8-6.25	880	480	440	890	590
System and software	5.0-10.0	—	—	—	—	5,740

Total		20,880	17,850	12,760	12,111	17,680

The following unaudited pro forma information summarizes the effect of the acquisition, as if the acquisition had occurred as of January 1, 2009 and January 1, 2010. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2009 and January 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises:
Acquisition of Fanlian

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,180,577	1,485,029
Pro forma income from operations	322,981	431,616
Pro forma net income	299,775	422,309
Pro forma net income per share	0.3285	0.4408
Acquisition of Mintai

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,154,934	1,485,639
Pro forma income from operations	322,948	430,649
Pro forma net income	299,494	421,817
Pro forma net income per share	0.3282	0.4403
Acquisition of Baolian

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,157,672	1,486,220
Pro forma income from operations	323,474	430,684
Pro forma net income	299,474	421,714
Pro forma net income per share	0.3282	0.4402
Acquisition of Fangda

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,158,969	1,492,002
Pro forma income from operations	323,819	430,148
Pro forma net income	299,661	421,738
Pro forma net income per share	0.3284	0.4402
Acquisition of Inscom

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,169,207	1,490,068
Pro forma income from operations	328,576	426,688
Pro forma net income	304,225	415,734
Pro forma net income per share	0.3334	0.4339
(b) Headquarter
On December 31, 2009, the Group entered into an agreement to acquire 100% equity interest in Litian Zuoyue Software (Beijing) Co., Limited (“Litian”) for a total cash consideration RMB0.002. Litian is a company qualified as software company and exempted from PRC income tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. The estimated fair value of liabilities acquired assumed at the date of acquisition amounted to RMB9,007 and intangible assets of RMB9,007 was recorded. Such acquisition was completed on January 1, 2010 and accounted as acquisition of assets.
Acquisitions in 2009
(a) Claims Adjusting segment
On June 1, 2009, the Group entered into an agreement to acquire 100% equity interest in Shenzhen Fanhua Property and Casualty Insurance Surveyors & Loss Adjustors Co., Ltd. (formerly known as Shenzhen Hongzhengda Insurance Surveyors & Loss Adjustors Co., Ltd.) (“Hongzhengda”) for a total purchase consideration RMB30,000, through a VIE, Fanhua Surveyors & Loss Adjustors Co., Ltd, in which 51% equity interest was held by the Company. Hongzhengda is a company specializing in the provision of claims adjusting services related to non-automobile property and casualty insurance.
The following table summarizes the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition.

RMB
Net tangible assets acquired	3,597
Intangible assets	11,290
Goodwill	16,940
Deferred tax liability	(1,827)

Total consideration	30,000

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill.
The acquired intangible assets were composed of the following:

	Useful life	Fair value acquired
	(Years)	RMB
Brand name	Indefinite	3,980
Customer relationship	5.6	5,910
Non-compete agreement	3.0	410
Agency agreement	5.6	990

Total		11,290

The following unaudited pro forma information summarizes the effect of the acquisition, as if the acquisition had occurred as of January 1, 2008 and January 1, 2009. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2008 and January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2008	2009
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	869,361	1,161,248
Pro forma income from operations	210,580	325,572
Pro forma net income	192,691	300,132
Pro forma net income per share	0.2112	0.3289
(b) P&C segment
On March 31, 2009, the Group entered into agreements to acquire an additional 41% equity interest in Hangzhou Fanhua Zhixin Insurance Agency Co., Ltd. (“Zhixin”) bringing its shareholdings from 10% to 51% and an additional 46% equity interest in Henan Fnahua Anlian Insurance Agency Co., Ltd. (formerly known as Zhengzhou Fanhua Anlian Insurance Agency Co., Ltd.) (“Anlian”) bringing its shareholdings from 5% to 51%.
The Group paid cash consideration totaling RMB2,000 on acquisition date and shall pay up to RMB99,000 and RMB39,000 additional considerations in cash to the former shareholders of Zhixin and Anlian, respectively, contingent on Zhixin and Anlian meeting certain earnings targets on or prior to December 31, 2011.

	Zhixin	Anlian
	RMB	RMB
Cash consideration on acquisition date	1,000	1,000
Fair value of previously held equity interest	16,250	2,730
Fair value of noncontrolling interests	79,600	26,720
Contingent consideration payables at fair value on acquisition date	85,500	31,580

Total consideration	182,350	62,030

The Group recognized investment income of RMB18,905 representing gains from re-measuring the 10% and 5% equity interests formerly held by the Company in Zhixin and Anlian at fair values on April 1, 2009.
The recorded purchase price for all acquisitions consummated after January 1, 2009 will include an estimation of the fair value of liabilities associated with any potential earn-out provisions. Subsequent changes in the fair value of earn-out obligations will be recorded in the consolidated statement of income when incurred. The change to the fair value of earn-out obligations recorded in net income for the year ended December 31, 2009 was RMB5,946.
On August 30, 2009, the Group entered into supplemental agreements with the selling shareholders of Anlian and Zhixin agreeing to fully settle the contingent consideration payables at carrying amounts as of June 30, 2009 of RMB90,000 and RMB33,000, respectively, before the earn-out obligations are met. In addition, pursuant to the supplemental agreements August 30, 2009, the selling shareholder of Anlian has agreed to return up to RMB8,000 to the Group if performance criteria for years 2010 and 2011 cannot be met and the selling shareholder of Zhixin has agreed to return up to RMB23,000 to the Group if performance criteria for years 2009, 2010 and 2011 cannot be met.
The following table summarizes the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition.

	Zhixin	Anlian
	RMB	RMB
Net tangible assets (liabilities) acquired	(394)	268
Intangible assets	18,090	8,240
Goodwill	168,953	55,524
Deferred tax assets	223	58
Deferred tax liability	(4,522)	(2,060)

Total	182,350	62,030

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill.
The acquired intangible assets were composed of the following:

		Fair value acquired
	Useful life	RMB
	(Years)	Zhixin	Anlian
Customer relationship	5.8	720	1,010
Non-compete agreement	5.8	16,590	6,810
Agency agreement	5.8	780	420

Total		18,090	8,240

The following unaudited pro forma information summarizes the effect of the acquisition, as if the acquisition had occurred as of January 1, 2008 and January 1, 2009. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2008 and January 1, 2009, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

	Year ended December 31,
	2008	2009
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	844,265	1,157,538
Pro forma income from operations	204,209	324,987
Pro forma net income	187,279	299,916
Pro forma net income per share	0.2052	0.3287

Other Receivables	12 Months Ended
Dec. 31, 2010
Other Receivables [Abstract]
Other Receivables
(4) Other Receivables
Other receivables, net are analyzed as follows:

	As of December 31,
	2009	2010
	RMB	RMB
Advances to staff (i)	6,142	9,046
Advances to entrepreneurial agents (ii)	15,919	9,897
Insurance claim receivables	86	65
Rental deposits	5,428	6,147
Interest income receivables (iii)	18,778	13,673
Advances to third parties (iv)	—	21,294
Others	5,755	6,912

	52,108	67,034

(i)	This represented advances to staff of the Group for daily business operations which are unsecured, interest-free and repayable on demand.

(ii)
This represented advances to entrepreneurial agents who provide services to the Group. The advances are used by entrepreneurial individual sales agents to build business. The advances were unsecured, interest-free and repayable on demand.

(iii)	This represented accrued interest income on bank deposits.

(iv)
This mainly represented advance consideration payment made for the acquisition of Henan Zhongrui Insurance Agency Co., Ltd. (“Zhongrui”) amounting to RMB18,000. On June 30, 2010, the Group entered into agreement to acquire an additional 45% equity interest in Zhongrui for RMB18,000, bringing the Group’s shareholdings in Zhongrui from 10% to 55%. As at December 31, 2010 the acquisition of Zhongrui has not been completed and the acquisition has been subsequently terminated with the refund received on March 25, 2011.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
(5) Property, Plant and Equipment
Property, plant and equipment, net, is comprised of the following:

	As of December 31,
	2009	2010
	RMB	RMB
Office equipment, furniture and fixtures	95,456	97,028
Motor vehicles	40,639	47,030
Leasehold improvements	6,961	9,548

Total	143,056	153,606
Less: Accumulated depreciation	(34,738)	(51,431)

Property, plant and equipment, net	108,318	102,175

No impairment for property, plant and equipment was recorded for the years ended December 31, 2008, 2009 and 2010.

Goodwill	12 Months Ended
Dec. 31, 2010
Goodwill [Abstract]
Goodwill
(6) Goodwill
The movements in carrying amount of goodwill by reportable segments are as follows:

			Claims
	P&C		Adjusting	Datong
	segment	Life segment	segment	segment	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2009	—	10,362	21,137	6,389	37,888
Addition for acquisitions	224,477	—	16,940	—	241,417
Addition for contingent considerations	210,068	6,538	—	40,000	256,606

Balance as of December 31, 2009	434,545	16,900	38,077	46,389	535,911
Addition for acquisitions	548,462	—	—	—	548,462
Addition for contingent considerations	—	—	—	70,000	70,000

Balance as of December 31, 2010	983,007	16,900	38,077	116,389	1,154,373

The Group performed the annual impairment analysis as at balance sheet date. The first step of goodwill impairment test for each of its reporting units did not identify any impairment loss. Therefore, no impairment loss was recorded for the years ended December 31, 2008, 2009 and 2010.

Investment in Affiliates	12 Months Ended
Dec. 31, 2010
Investment in Affiliates [Abstract]
Investment in Affiliates
(7) Investment in Affiliates
As of December 31, 2010, investments in affiliates represent (i) 40% (2009: 40%) equity interest in Shanghai Teamhead Automobile Surveyors Co. Ltd. (“Teamhead Automobile”) which is a PRC registered company that provides insurance surveyor & loss adjustors services and (ii) 18.16% (2009: 20.58%) equity interest in Sincere Fame International Limited (“Sincere Fame”) which is a BVI company that provides consumer credit brokerage services based in Guangzhou, PRC. Equity interest 20.58% in Sincere Fame was acquired at a cash consideration of RMB85,500 on October 31, 2009. In January 2010, Sincere Fame issued new ordinary shares to a new shareholder, as a result, the equity interest of the Group in Sincere Fame was diluted to 18.16% from 20.58%. In July 2010, Sincere Fame subsequently further issue new ordinary shares and the Group subscribed 18.16% of these newly issued shares at a cash consideration of RMB39, 511 to maintain its shareholding in Sincere Fame at 18.16%.
During the year, the Group recognized share of income of affiliates with regard to Teamhead Automobile and Sincere Fame totaling RMB12,904.
Investment as of December 31, 2009 and 2010 were as follows:

	As of December 31,
	2009	2010
	RMB	RMB
Teamhead Automobile	489	266
Sincere Fame	86,212	138,850

Total	86,701	139,116

Variable Interest Entities	12 Months Ended
Dec. 31, 2010
Variable Interest Entities [Abstract]
Variable Interest Entities
(8) Variable Interest Entities
Applicable PRC laws and regulations prohibit foreign investment in and ownership of insurance agencies and brokerages. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws.
To comply with these foreign ownership restrictions, the Company conducts its operations in the PRC principally through contractual arrangements among its PRC subsidiaries, Sichuan Yihe Investment Co., Ltd. (“Yihe Investment”), Guangdong Meidiya Investment Co., Ltd. (“Meidiya Investment”) and Shenzhen Xinbao Investment Management Co., Ltd. (“Xinbao Investment”) (collectively referred as the “Three PRC Affiliated Entities”) and the equity holders of the Three PRC Affiliated Entities, who are PRC nationals. To provide the Company effective control over the Three PRC Affiliated Entities, and the ability to receive substantially all of the economic benefits of the Three PRC Affiliated Entities and their subsidiaries, a series of contractual arrangements were entered amongst Fanhua Xinlian Information Technology Consulting (Shenzhen) Co., Ltd. (“Xinlian Information”), Fanhua Zhonglian Enterprise Image Planning (Shenzhen) Co., Ltd. (“Zhonglian Enterprise”), Litian and Ying Si Kang Information Technology (Shenzhen) Co., Ltd. (“Ying Si Kang Information”), which are PRC subsidiaries of the Company, and Yihe Investment, Meidiya Investment and Xinbao Investment and their direct equity holders.
Agreements that transfer economic benefits to Xinlian Information, Zhonglian Enterprise and Litian
IT platform related service, consulting service and trademark licensing agreements
Pursuant to IT platform service, consulting service and trademark licensing agreements entered into between our PRC subsidiary Litian, Xilian Information and Zhonglian Enterprise and most of the insurance intermediary subsidiaries of the Three PRC Affiliated Entities, Litian, Xilian Information and Zhonglian Enterprise agreed to provide IT platform related service, consulting service and trademark licensing to most of the insurance intermediaries in exchange for fees payable quarterly calculated as a percentage of revenues of each insurance intermediary.
Agreements that provide Company the option to purchase the equity interests in the Three PRC Affiliated Entities
Exclusive Purchase Option Agreements
Pursuant to the exclusive purchase right agreements, Xinlian Information and Ying Si Kang Information may purchase the entire equity interests in, or all the assets of the Three PRC Affiliated Entities, for a purchase price equal to the amount of the individual shareholder’s actual capital contribution to the Three PRC Affiliated Entities or the minimum price permitted by PRC laws, if and when PRC laws are amended to permit such a transaction.
Agreements that provide Company effective control over the Three PRC Affiliated Entities
Loan Agreements
Each of original equity holders of Meidiya Investment and Yihe Investment entered into loan agreements with Xinlian Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Meidiya Investment and Yihe Investment. In the event that the loan is not renewed, then upon the expiration of its term and subject to then applicable PRC laws, the loan can be repaid only with the proceeds from the transfer of the individual shareholder’s equity interests in Meidiya Investment and Yihe Investment to Xinlian Information or another person designated by Xinlian Information. In addition, the loan agreement contains a number of covenants that restrict the actions the individual shareholder can take or cause Meidiya Investment to take, or that require the individual shareholder to take or cause Meidiya Investment to take specific actions. Subsequently, the original equity holders of Meidiya Investment and Yihe Investment entered into a credit and liability transfer agreement with the current individual shareholders of Meidiya Investment and Yihe Investment to transfer all of their rights and obligations under the loan agreements to their current individual shareholders.
Each of the individual shareholders of Xinbao Investment entered into a loan agreement with our subsidiary Ying Si Kang Information, evidencing a zero interest loan granted to them, equal to their respective capital contributions to Xinbao Investment. The terms of the loan agreement are substantially similar to those in the loan agreements described above.
Equity Pledge Agreement
Pursuant to the equity pledge agreements between (1) Yihe Investment, Xinlian Information and the equity holders of Yihe Investment; (2) Meidiya Investment, Xinlian Information and the equity holders of Meidiya Investment; and (3) Xinbao Investment, Ying Si Kang Information and the equity holders of Xinbao Investment, the equity holders of the Three PRC Affiliated Entities have pledged their equity interest in the Three PRC Affiliated Entities to Xinlian Information and Ying Si Kang Information secure his obligations under the loan agreement between (1) Yihe Investment and Xinlian Information; (2) Meidiya Investment and Xinlian Information; and (3) Xinbao Investment and Ying Si Kang Information. During the term of the equity pledge agreement, Xinlian Information and Ying Si Kang Information are entitled to all the dividends declared on the pledged equity interests.
Power of attorney
Pursuant to the power of attorney, the nominee equity holders of the Three PRC Affiliated Entities each executed an irrevocable power of attorney appointing a person designated by Xinlian Information or Ying Si Kang Information as their attorney-in-fact to vote on their behalf on all matters of the Three PRC Affiliated Entities requiring equity holder approval under PRC laws and regulations and the articles of association of the Three PRC Affiliated Entities. If Xinlian Information or Ying Si Kang Information designate the individual shareholders of the three PRC Affiliated Entities to attend a shareholder’s meeting of the three PRC Affiliated Entities, the individual shareholder agrees to vote his shares as instructed by Xinlian Information or Ying Si Kang information.
The Articles of Association of the Three PRC Affiliated Entities state that the major rights of the equity holders include the power to review and approve annual budget, operating strategy and investment plan, elect the members of board of directors and approve their compensation plan. Therefore, through the irrevocable power of attorney arrangement, Xinlian Information and Ying Si Kang Information have the ability to exercise effective control over the Three PRC Affiliated Entities through equity holder votes and, through such votes, to also control the composition of the board of directors. In addition, the senior management teams of the Three PRC Affiliated Entities are the same as that of Xinlian Information and Ying Si Kang Information.
These contractual arrangements allow the Group to effectively control the Three PRC Affiliated Entities and their subsidiaries and to derive substantially all of the economic benefits from them. Accordingly, the Group treats the Three PRC Affiliated Entities as VIEs and because the Group is the primary beneficiary of the Three PRC Affiliated Entities, the Group has consolidated the financial results of the Three PRC Affiliated Entities and their subsidiaries.
However, there are certain risks related to the VIEs arrangements, which include but are not limited to the following:
•	If the ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the Group could be subject to severe penalties;

•
The Group rely on contractual arrangements with the VIEs and its equity holders for substantially all of its China operations, which may not be as effective as direct ownership in providing operational control; and

•
The Group may have to incur significant cost to enforce, or may not be able to effectively enforce, the contractual arrangements with the VIEs and their equity holders in the event of a breach or non-compliance by the VIEs or their equity holders.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for VIEs. The amendments effectively replace the quantitative-based risks-and-rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity’s economic performance and (2) the obligation to absorb losses of, or the right to receive benefits from, the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity’s economic performance. The new guidance also requires additional disclosures about a reporting entity’s involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement. The Company adopted the new guidance for the year ended December 31, 2010.
The Company, through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the VIEs’ economic performance and (2) the right to receive benefits from the VIEs. The Company will continue to consolidate the VIEs upon the adoption of the new guidance which therefore, other than for additional disclosures, has no accounting impact.
The VIEs are principally engaged in the provision of insurance brokerage, agency and claims adjusting services in the PRC.
The financial information of the Company’s VIEs and VIEs’ subsidiaries as of December 31, 2009 and 2010 and for the years ended December 31, 2008, 2009 and 2010 is as follows

	As of December 31,
	2009	2010
	RMB	RMB
Total assets	1,249,737	1,644,806
Total liabilities	896,406	992,668

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Net Revenues	709,536	1,062,019	1,379,040
Net Income	23,850	56,825	68,571
Net cash provided by operating activities	3,897	(7,704)	8,688
Net cash used in investing activities	(36,857)	(346,255)	(192,449)
Net cash provided by financing activities	19,577	387,749	287,846

Other Payables and Accrued Expenses	12 Months Ended
Dec. 31, 2010
Other Payables and Accrued Expense [Abstract]
Other Payables and Accrued Expense
(9) Other Payables and Accrued Expenses
Components of other payables and accrued expenses are as follows:

	As of December 31,
	2009	2010
	RMB	RMB
Consideration payables on acquisition of subsidiaries	85,380	—
Business and other tax payable	17,897	34,085
Refundable deposits from employees and agents	13,354	15,177
Audit fee	11,085	10,177
Advances from third parties	20,643	11,517
Payables for addition of office equipment, furniture and fixtures	12,593	9,799
Other professional fees	5,431	2,423
Insurance compensation claim payable to customers	3,575	2,307
Others	12,181	7,975

Total	182,139	93,460

Other payables and accrued expenses are unsecured, interest-free and repayable on demand.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(10) Employee Benefit Plans
Employees of the Group located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution plans. The calculation of contributions for these eligible employees is based on 10% to 22% of the applicable payroll cost according to the specific requirement of the local regime government.
In addition, the Group is required by law to contribute certain percentage of applicable salaries for medical insurance benefits, unemployment and other statutory benefit. The contribution percentage may different from district to district which is subject to the specific requirement of local regime government. The PRC government is directly responsible for the payments of the benefits to these employees.
For the years ended December 31, 2008, 2009 and 2010, the Group contributed RMB5,890, RMB16,834 and RMB24,871 respectively, to these plans.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Tax [Abstract]
Income Taxes
(11) Income Taxes
The Company is a tax exempted company incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on their income or capital gains. In addition, upon any payments of dividends by the Group to its shareholders, no Cayman Islands withholding tax is imposed.
The Group’s subsidiaries and VIEs incorporated in PRC are subject to Income Tax in the PRC.
On March 16, 2007, the PRC promulgated New Enterprise Income Tax Law (the “New Income Tax Law”). The New Taxation Law which becomes effective from January 1, 2008. Under the New Taxation Law, all enterprises (both domestic enterprises and FIEs) have one unified income tax rate of 25%. On December 6, 2007, the State Council of the PRC issued Implementation Regulations on the New Taxation Law. The New Taxation Law and Implementation Regulations have changed the tax rate from 15% to 18%, 20%, 22%, 24% and 25% for the years ending December 31, 2008, 2009, 2010, 2011, 2012 respectively for Shenzhen PRC subsidiaries. The deferred tax balance has been adjusted to reflect the tax rates that are expected to apply.
Pursuant to the relevant laws and regulations in the PRC, Litian, a subsidiary of the Group is qualified as a software company and thus is are exempted from PRC Income Tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. Year 2010 is the first profit-making year and no provision for PRC income tax has been made in the consolidated financial statement.
The Group has adopted the provisions of ASC subtopic 740-10 (“ASC 740-10”), Income taxes: Overall (Pre-Codification: FIN 48, Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement 109), on January 1, 2007. ASC 740-10 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. It also provides guidance on derecognizing, measurement classification, interest and penalties, accounting in interim periods, disclosure and transition.
As of December 31, 2010, the Group’s liabilities for unrecognized tax benefits totaled RMB5,519 (2009: RMB2,537) and were included in other tax liabilities. The total liabilities for unrecognized tax benefits and increase for the current period of these liabilities relate primarily to the allocations of revenue and costs among its operations.
The movements of unrecognized tax benefits are as follows:

RMB
Balance as of January 1, 2008	1,160
Gross increase in prior-period tax positions	711

Balance as of December 31, 2008	1,871
Gross increase in prior-period tax positions	666

Balance as of December 31, 2009	2,537
Gross increase in prior-period tax positions	2,982

Balance as of December 31, 2010	5,519

The Group is subject to taxation in the PRC. The uncertain tax positions are related to tax years that remain subject to examination by the relevant taxable authorities. Based on the outcome of any future examinations, or as a result of the expiration of statute of limitations for specific jurisdictions, it is reasonably possible that the related unrecognized tax benefits for tax positions taken regarding previously filed tax returns, might materially change from those recorded as liabilities for uncertain tax positions in the Group’s consolidated financial statements as of December 31, 2010. In addition, the outcome of these examinations may impact the valuation of certain deferred tax assets (such as net operating losses) in future periods. However, based on the current lack of any examinations in progress, and the protocol of finalizing audits by the relevant tax authorities, it is not possible to estimate the impact of any amount of such changes, if any, to previously recorded uncertain tax positions. The Group’s policy is that it recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.
For PRC, tax years 2005 through 2010 still remain subject to examination by the PRC tax authorities.
Income tax expenses are comprised of the following:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Current tax expense	(65,901)	(92,117)	(95,229)
Deferred tax income (expense)	3,463	(3,501)	(1,514)

Income tax expense	(62,438)	(95,618)	(96,743)

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2009	2010
	RMB	RMB
Current deferred tax assets:
Operating loss carry forward	2,602	5,691
Less: valuation allowances	—	—

Current deferred tax asset, net	2,602	5,691

Non-current deferred tax assets:
Operating loss carry forward	5,063	5,730
Others	2,115	2,592
Less: valuation allowances	(3,377)	(1,567)

Non-current deferred tax asset, net	3,801	6,755

Total	6,403	12,446

Deferred tax liabilities:
Intangible assets, net	(19,075)	(43,513)

Due to the uncertainty of the level of PRC subsidiaries or VIEs’ taxable income and the lack of operating history in the VIEs, management does not believe certain subsidiaries or VIEs will generate sufficient taxable income such that it is more likely than not that the deferred tax assets will not be realized. As such, a valuation allowance has been established for these deferred tax assets as of December 31, 2009 and 2010. The Group had totally operating loss carry forwards of RMB44,381 and RMB56,645 for the years ended December 31, 2009 and 2010, respectively. Such operating loss carry forwards expire five years after the Group incurs the loss unless utilized.
Reconciliation between the provision for income taxes computed by applying the PRC enterprise income rate of 25% to net income before income taxes and income of affiliates, and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Net income before income taxes and income of affiliates	258,169	373,858	500,169
PRC statutory tax rate	25%	25%	25%

Income tax at statutory tax rate	64,542	93,464	125,042
Expenses not deductible for tax purposes:
Entertainment	355	475	840
Salaries and employee’s benefits	118	—	—
Others	—	471	1,130
Tax exemption and tax relief:
Income tax at preferential tax rate of 18%, 20% and 22% for 2008, 2009 and 2010	(15,111)	(15,541)	(8,023)
Impact of lower tax rates in other jurisdictions	12,530	14,561	9,007
Tax holidays	—	—	(31,783)
Change in valuation allowance	(279)	1,253	(1,810)
Others	283	935	2,340

Income tax expense	62,438	95,618	96,743

Additional PRC income taxes that would have been payable without the tax exemption amounted to approximately RMB29,407 for the year ended December 31, 2010. Basic and diluted net income per share for the year ended December 31, 2010 would have been decreased to RMB0.0307 and RMB0.0297, respectively. There is no tax exemption for the year ended December 31, 2008 and 2009.
Under the New Income Tax law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC. Non-resident enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside of the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishment in the PRC. Under the New Enterprise Income Tax (“EIT”) Implementation Regulation, “de facto management organization” is defined as the organization of an enterprise through which substantial and comprehensive management and control over the business, operations, personnel, accounting and properties of the enterprise are exercised. Under the New Income Tax Law and the New EIT Implementation Regulation, a resident enterprise’s global net income will be subject to a 25% EIT rate. The Group does not believe that its legal entities organized outside of China should be treated as residents for New Income Tax law purposes. Even if one or more of its legal entities organized outside of China were characterized as China tax residents, none of them had profit; therefore, no significant impact would be expected on the net current tax payable balance and the net deferred tax balance.
If the entity were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2009 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents in the Hong Kong SAR, the withholding tax would be 5%.
Aggregate undistributed earnings of the Group’s subsidiaries and VIEs in the PRC that are available for distribution to the Group of approximately RMB1,068,764 as of December 31, 2010 are considered to be indefinitely reinvested under ASC No.740-30, Accounting for Income Taxes — Special Areas, and accordingly, no provision for has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Group. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB106,876.
Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Group has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIE affiliates because the Group believes such excess earnings can be distributed in a manner that would not be subject to tax.

Capital Structure	12 Months Ended
Dec. 31, 2010
Capital Structure [Abstract]
Capital Structure
(12) Capital Structure
On July 13, 2007, the Company approved to issue 34,210,526 ordinary shares upon exercise of options by the Group’s executives.
On July 31, 2007, the Company issued shares to the shareholders of CISG on the same date on a 10,000-to-1 share basis. All shares and per share data of the Company have been retrospectively restated in this consolidated financial statements to reflect the impact of the shares exchange.
On October 31, 2007, the Company issued 228,287,200 new shares to the public through IPO, representing 25% of total shares outstanding as of December 31, 2007.
On July 14, 2010, the Company issued 92,000,000 new shares to the public upon its following-on offering, represent 9.2% of total shares outstanding as of December 31, 2010.
On December 3, 2010, the Company’s board of directors approved a corporate share repurchase program authorizing up to US $100,000 in ADS repurchases by June 30, 2011. As of December 31, 2010, the Company had repurchased 331,059 ADS (equal to 6,621,180 ordinary shares), representing 0.66% of the total shares outstanding as December 31, 2010, for an aggregate price of approximately US $5,604 on the open market.
During year of 2010, the Company issued 5,100,780 new shares for the exercise of options, representing 0.51% of the total shares outstanding as of December 31, 2010.

Net Income per Share	12 Months Ended
Dec. 31, 2010
Net Income per Share [Abstract]
Net Income per Share
(13) Net Income per Share
The computation of basic and diluted net income per ordinary share is as follows:

	Year Ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Basic:
Net income attributable to the Company’s shareholders	191,737	300,841	422,308

Weighted average number of ordinary shares outstanding	912,497,726	912,497,726	958,029,717

Basic net income per ordinary share	0.2101	0.3297	0.4408

Basic net income per ADS	4.2025	6.5938	8.8162

Diluted:
Net income attributable to the Company’s shareholders	191,737	300,841	422,308

Weighted average number of ordinary shares outstanding	912,497,726	912,497,726	958,029,717
Share options	4,837,664	15,814,586	32,288,811

Total	917,335,390	928,312,312	990,318,528

Diluted net income per ordinary share	0.2090	0.3241	0.4264

Diluted net income per ADS	4.1803	6.4815	8.5288

Certain share options issued during 2007 have been cancelled in 2008 and 2009. For details of the options scheme issued, please refer to note 19 to the financial statements.

Distribution of Profits	12 Months Ended
Dec. 31, 2010
Distribution of Profits [Abstract]
Distribution of Profits
(14) Distribution of Profits
As stipulated by the relevant PRC laws and regulations applicable to China’s foreign investment enterprise, the Group’s subsidiaries and VIEs in the PRC are required to maintain non-distributable reserves which include a statutory surplus reserve as of December 31, 2010. Appropriations to the statutory surplus reserve are required to be made at not less than 10% of individual company’s net profit as reported in the PRC statutory statements of the Company’s subsidiaries and VIEs. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the registered capital of respective subsidiaries and VIEs.
The statutory surplus reserve is used to offset future losses. These reserves represent appropriations of retained earnings determined according to PRC law and may not be distributed. There are no appropriations to reserves by the Company other than the Group’s subsidiaries and VIEs in the PRC during any of the periods presented. Amounts contributed to the statutory reserves were RMB103,877 and RMB136,681 as of December 31, 2009 and 2010, respectively.

Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2010
Related Party Balances and Transactions [Abstract]
Related Party Balances and Transactions
(15) Related Party Balances and Transactions
The principal related party balances and transactions as of and for the years ended December 31, 2009 and 2010 are as follows:
a) Amounts due from related parties:

	As of December 31,
	2009	2010
	RMB	RMB
Amount due from an affiliate (i)	500	20,000
Amounts due from directors/officers (i)	3,637	—
Amounts due from noncontrolling shareholders (ii)	21,200	20,000

Total	25,337	40,000

b) Amounts due to related parties:

	As of December 31,
	2009	2010
	RMB	RMB
Amount due to an affiliate (i)	17,231	—
Amount due to a shareholder (i)	325	—
Amounts due to noncontrolling shareholders (iii)	1,718	37,800

Total	19,274	37,800

(i)
The amount due from/to an affiliate, amounts due from directors/officers and amount due to a shareholder were unsecured, interest-free and repayable on demand. As of December 31, 2010, amount due from an affiliate represents RMB20,000 receivable from a subsidiary of Sincere Fame. This amount was subsequently settled on January 4, 2011.

(ii)
Amounts due from noncontrolling interests were unsecured, interest free and repayable on demand. The amounts represented RMB20,000 receivable from Mr. Keping Lin (“Mr. Lin”) who committed to inject to Datong as working capital unilaterally within two years on the completion of selling Beijing Fanhua Datong Investment Management Co., Ltd. (“Datong Investment”) to the Group. Such commitment has been cancelled subsequent to year ended December 31, 2010 on selling of Datong Investment on March 25, 2011.

(iii)
As of December 31, 2010, included in amount due to noncontrolling shareholders was RMB30,000 payable to Mr. Lin, the selling shareholder of Datong Investment as Datong Investment met the year 2010 performance target. Such contingent consideration payable has been subsequently settled in 2011. The amount was unsecured, interest-free and repayable demand.

c) A subsidiary of the Company paid service charges of RMB807 and Nil to an affiliate for the year ended December 31, 2009 and 2010, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
(16) Commitments and Contingencies
The Group has several non-cancelable operating leases, primarily for office rent.
Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) and future minimum operating lease payments as of December 31, 2010 are:

Minimum Lease
Payment
RMB
Year ending December 31:
2011	21,251
2012	8,747
2013	5,586
2014	482
2015	72

Total	36,138

Rental expenses incurred under operating leases for the years ended December 31, 2008, 2009 and 2010 amounted to RMB12,864, RMB25,622 and RMB30,340, respectively.
As of December 31, 2009 and 2010, the Group had a commitment of RMB1,152 and RMB365, respectively, in connection with acquisition of office equipment that would be due in the following year.
The Group entered into various acquisition agreements which contain certain purchase considerations that are contingent upon future performance of the acquired companies. Please refer to Note 3 for more details.

Concentrations of Credit Risk	12 Months Ended
Dec. 31, 2010
Concentrations of Credit Risk [Abstract]
Concentrations of Credit Risk
(17) Concentrations of Credit Risk
Concentration risks
Details of the customers accounting for 10% or more of total net revenues from commissions and fees are as follows:

	Year ended December 31,
	2008	% of sales	2009	% of sales	2010	% of sales
	RMB		RMB		RMB
PICC Property and Casualty Company Limited (“PICC”)	180,595	21%	225,847	20%	275,889	19%
China Pacific Property Insurance Co., Ltd (“CPIC”)	165,879	20%	196,530	17%	202,404	14%
Aviva-Cofco Life Insurance Co., Ltd (“Aviva-Cofco”)	*	*	*	*	192,670	13%
Ping An Property & Casualty Insurance Company of China, Ltd (“Ping An”)	98,410	12%	140,057	12%	156,251	11%

	444,884	53%	562,434	49%	827,214	57%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December 31,
	2009	%	2010	%
	RMB		RMB
Aviva-Cofco	26,176	14%	62,509	26%
PICC	46,539	25%	34,572	14%
Ping An	18,305	10%	*	*
CPIC	17,638	10%	*	*

	108,658	59%	97,081	40%

*	Less than 10%
The Group performs ongoing credit evaluations of its customers and generally does not require collateral on accounts receivable.
The Group places its cash and cash equivalents with financial institutions with high-credit ratings and quality.
Substantially all of the Group’s revenues for the three years ended December 31, 2008, 2009 and 2010 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.
Currency risk
Except for the proceeds from initial public offering and follow-on offering are in USD, substantially all of the revenue-generating operations of the Group are transacted in RMB, which is not fully convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted by the People’s Bank of China. However, the unification of the exchange rate does not imply convertibility of RMB into USD or other foreign currencies. All foreign exchange transactions must take place either through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange or at a swap center. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Non Cash Transactions	12 Months Ended
Dec. 31, 2010
Non-Cash Transactions [Abstract]
Non-Cash Transactions
(18) Non-Cash Transactions
The Group entered into the following non-cash investing activities:

	Year ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Considerations payable in connection with acquisition of subsidiaries	11,406	85,380	30,000
Considerations payable in connection with acquisition of an affiliate	—	17,231	—
Payables for addition of office equipment, furniture and fixtures	4,652	12,593	9,799
Net assets acquired in connection with acquisitions of subsidiaries (Note 15 (ii))	20,000	—	—

Share-based Compensation	12 Months Ended
Dec. 31, 2010
Share-based Compensation [Abstract]
Share-based Compensation
(19) Share-based Compensation
2010 Options
On February 8, 2010, the Company granted 48,000,000 shares options (“2010 Options”) to its directors and employees to purchase ordinary share of the Company. 30% of the options are vested on March 31, 2011 (“Option E1”), 30% of the options on March 31, 2012 (“Option E2”), 20% of the options on March 31, 2013 (“Option E3”), and remaining 20% on March 31, 2014 (“Option E4”). The expiration date of the 2010 Options is March 31, 2016. The 2010 Options has an exercise price of US $0.8395 (RMB5.7308) per ordinary share, equal to price per ordinary share quoted on Nasdaq Global Select Market at the date of the passing resolutions, as determined by using the Black-Scholes option pricing model. There is no intrinsic value of the option as of the date of grant. For the year ended December 31, 2010, share-based compensation expenses of RMB16,653 was recognized in connection with the 2010 Options.
The assumptions used in determining the fair value of the 2010 Options were as follows:

	Option E1	Option E2	Option E3	Option E4
Weight average assumptions — expected dividend yield	1.31%	1.31%	1.31%	1.31%
Risk-free interest rate	2.35%	2.61%	2.82%	3.06%
Expected life	3.64 years	4.14 years	4.64 years	5.14 years
Expected volatility	34.91%	33.7%	32.62%	31.82%
As of December 31, 2010, no 2010 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.
2009 Options
On March 9, 2009, the Company granted 10,000,000 shares options (“2009 Options”) to its employees to purchase ordinary share of the Company. 30% of the options are vested on March 31, 2010 (“Option D1”), 30% of the options on March 31, 2011 (“Option D2”), 20% of the options on March 31, 2012 (“Option D3”), and remaining 20% on March 31, 2013 (“Option D4”). The expiration date of the 2009 Options is March 31, 2015. The 2009 Options has an exercise price of US $0.336 (RMB2.2982) per ordinary share, equal to price per ordinary share quoted on Nasdaq Global Select Market at the date of the passing resolutions, as determined by using the Black-Scholes option pricing model. There is no intrinsic value of the option as of the date of grant. For the year ended December 31, 2009 and 2010, share-based compensation expenses of RMB1,497 and RMB1,479 was recognized in connection with the 2009 Options.
The assumptions used in determining the fair value of the 2009 Options were as follows:

	Option D1	Option D2	Option D3	Option D4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.35%	3.51%	3.55%	3.61%
Expected life	3.56 years	4.06 years	4.56 years	5.06 years
Expected volatility	33.0%	31.9%	32.2%	31.2%
As of December 31, 2010, 772,500 shares of 2009 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.
2008 Options
On November 21, 2008, the Company granted 32,000,000 share options to certain directors and employees of the Company (“2008 Options”). 30% of the options are vested on March 31, 2010 (“Option C1”), 30% of the options on March 31, 2011 (“Option C2”), 20% of the options on March 31, 2012 (“Option C3”), and remaining 20% on March 31, 2013 (“Option C4”). The expiration date of the 2008 Options is March 31, 2015. The 2008 Options has an exercise price of US $0.278 (RMB1.8967), equal to the fair value of the Company’s share price at the grant date, as determined by using the Black-Scholes option pricing model. There is no intrinsic value of the option as of the date of grant. For the years ended December 31, 2009 and 2010, share-based compensation expenses of RMB4,269 and RMB4,079 was recognized in connection with 2008 Options.
The assumptions used in determining the fair value of the 2008 Options were as follows:

	Option C1	Option C2	Option C3	Option C4
Weight average assumptions — expected dividend yield	0%	0%	0%	0%
Risk-free interest rate	3.70%	3.71%	3.93%	4.07%
Expected life	3.86 years	4.36 years	4.86 years	5.36 years
Expected volatility	28.2%	28.9%	28.0%	27.6%
As of December 31, 2010, 2,328,280 shares in 2008 Options had been exercised. The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility was estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.
2007 Options
(a) Option A
On February 3, 2007, CISG granted share options (“2007 Option A”) to the Company’s former Chief Financial Officer, Mr. David Tang to purchase 5,473,684 ordinary shares. The shares grant represents 0.8% of the issued share capital of CISG on a fully diluted basis upon full exercise of all outstanding options. The options vest over two-year period, with 40% of the options vest upon public listing of the Company and 30% on each of the first and second anniversary of his employment. The 2007 Option A has an exercise price of RMB2.3214 per ordinary share, equal to the fair value of CISG’s share price at the grant date, as determined by using the Black-Scholes option pricing model. The management of the Company determined the value of the Company’s share as of January 31, 2007, with the assistance of a third party valuation company. There is no intrinsic value of the option as of the date of grant.
The assumptions used in determining the fair value of the options were as follows:

Weighted average assumptions—expected dividend yield	0%
Risk-free interest rate	2.71%
Expected life	5.6 years
Expected volatility	28.5%
The expected term was estimated by taking into consideration the expiration period and the vesting terms. Expected volatility is estimated based on daily stock prices of comparable companies for a period with length commensurate to expected term.
On February 25, 2008, a resolution was passed to terminate the employment with Mr. David Tang. The effective day of the termination was April 1, 2008. An aggregate of 85% of options granted was vested to Mr. David Tang and immediately exercisable upon the termination of employment. All vested options to Mr. David Tang are deemed exercisable upon termination of employment and must be exercised prior to the valid date according the grant documents. If not exercised prior thereto, the vested options shall be expired and no longer be exercisable.
As of December 31, 2010, 2,000,000 shares in 2007 Option A had been exercised.
(b) Option B
According to Board Resolution dated October 10, 2007, on October 31, 2007, the Company granted 42,000,000 share options (“2007 Option B”) to its employees to purchase common shares of the Company. Exercise price is US $0.8 per share. 40% of the options (“Option B1”) are vested on March 31, 2009, 30% of the options (“Option B2”) on March 31, 2010, and remaining 30% (“ Option B3”) on March 31, 2011. The expiration date of the options is March 31, 2014. The management of the Company determined the value of the Company’s share as of October 30, 2007 to be equal to the IPO price, which result in no intrinsic value of the option as of the date of grant.
The assumptions used in determining the fair value of the options were as follows:

	Option B1	Option B2	Option B3
Weight average assumptions — expected dividend yield	0%	0%	0%
Risk-free interest rate	3.81%	3.89%	3.97%
Expected life	3.92 years	4.42 years	4.92 years
Expected volatility	23.07%	23.29%	24.20%
For the years ended December 31, 2009 and 2010, share-based compensation expenses of RMB1,787 and nil was recognized in connection with 2007 Option B, respectively.
In December 2008, 30,804,500 of 2007 Option B were cancelled and share-based compensation expenses amounting to RMB29,634, representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation in connection with 2007 Option B.
In June 2009, 2,360,600 of 2007 Option B were cancelled by cash settlement of RMB0.4 per share totaling RMB944 was charged in additional paid-in capital. In addition, share-based compensation expenses amounted to RMB1,510 representing the remaining unamortized share-based compensation expenses for these options was recognized and included in the total share-based compensation.
For the three years ended December 31, 2010, changes in the status of outstanding options were as follows:

		Weighted
	No. of Shares	average	Aggregate
	underlying	exercise price in	Intrinsic Value
	options granted	RMB	RMB
Balance as of December 31, 2008	39,492,631	2.2305	30,330
Granted on March 9, 2009	10,000,000	2.2982
Exercised	—	—
Cancelled	(2,360,600)	5.8437
Forfeited	(565,400)	5.2703

Balance as of December 31, 2009	46,566,631	2.0250	224,835
Granted on February 8, 2010	48,000,000	5.7308
Exercised	(5,100,780)	2.1240
Cancelled	—	—
Forfeited	(1,446,410)	2.1513

Balance as of December 31, 2010	88,019,441	4.0381	146,782

Exercisable as of December 31, 2010	11,853,681	2.0618	43,193

As of December 31, 2010, there were totally 76,165,760 outstanding unvested options. As of December 31, 2009 and 2010, there was RMB19,581 and RMB71,680, respectively, of total unrecognized compensation cost related to non-vested share options granted in 2009 and 2010.
The following table summarizes information about the Company’s share option plans for the years ended December 31, 2008, 2009 and 2010:

	Year ended December 31,
	2008	2009	2010
	RMB	RMB	RMB
Weighted-average grant-date fair value of options granted	0.5790	0.7208	1.5770
Total intrinsic value of options exercised	—	—	32,465
Total fair value of share options vested	3,414	—	7,526
The following table summarizes information about the Company’s stock option plans as of December 31, 2010:

		Weighted Average
		Remaining	Weighted average
		Contractual Life	exercise price in
	Options outstanding	(Years)	RMB	Options Exercisable
2010 Options	48,000,000	4.25	5.7308	—
2009 Options	8,272,170	3.25	2.2982	2,068,770
2008 Options	29,094,640	3.26	1.8967	7,132,280
2007 Option A	2,652,631	6.0	2.3214	2,652,631

Total	88,019,441			11,853,681

Restricted Net Assets	12 Months Ended
Dec. 31, 2010
Restricted Net Assets [Abstract]
Restricted Net Assets
(20) Restricted Net Assets
Relevant PRC statutory laws and regulations permit payments of dividends by the Group’s PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. As a result of these PRC laws and regulations, the Group’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets either in the form of dividends, loans or advances. As of December 31, 2009 and 2010, the Company had restricted net assets of RMB1,233,052 and RMB1,490,552, respectively, which were not eligible to be distributed. These amounts were comprised of the registered capital of the Company’s PRC subsidiaries and the statutory reserves disclosed in Note 14.

Segment Reporting	12 Months Ended
Dec. 31, 2010
Segment Reporting [Abstract]
Segment Reporting
(21) Segment Reporting
The Group operates in four principal operating segments: P&C, Life, Claims Adjusting and Datong. Business segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance.
The principle activities of the four reportable operating segments are as follows:
1) P&C segment
This segment provides brokerage and agency services of property and casualty insurance products.
2) Life segment
This segment mainly provides life insurance brokerage and agency services.
3) Claims Adjusting segment
This segment provides pre-underwriting survey, claim adjusting, disposal of residual value, loading and unloading supervision and consulting services.
4) Datong segment
Datong segment is engaged in providing life insurance brokerage and agency services. The Group considers Datong as a separate segment as the target customers is different from the life segment and its performance will be reviewed by management individually.
The following table shows our operations by business segment for the years ended December 31, 2008, 2009 and 2010. Other includes expenses not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $

Net revenues
P&C	599,353	783,220	821,259	124,433
Life	154,174	177,713	235,584	35,695
Claims Adjusting	89,012	140,670	177,094	26,832
Datong	1,423	53,248	251,092	38,044

Total net revenues	843,962	1,154,851	1,485,029	225,004

Operating costs and expenses
P&C	(319,776)	(408,643)	(389,266)	(58,980)
Life	(127,634)	(158,804)	(194,612)	(29,487)
Claims Adjusting	(70,961)	(121,753)	(156,825)	(23,761)
Datong	(5,837)	(72,281)	(214,001)	(32,424)
Others	(109,954)	(67,174)	(98,710)	(14,956)

Total operating costs and expenses	(634,162)	(828,655)	(1,053,414)	(159,608)

Income (loss) from operations
P&C	279,577	374,577	431,993	65,453
Life	26,540	18,909	40,972	6,208
Claims Adjusting	18,051	18,917	20,269	3,071
Datong	(4,414)	(19,033)	37,091	5,620
Others	(109,954)	(67,174)	(98,710)	(14,956)

Total income from operations	209,800	326,196	431,615	65,396

	As of December 31,
	2009	2010	2010
	RMB	RMB	US $

Segment assets
P&C	956,836	1,876,999	284,394
Life	120,860	175,064	26,525
Claims Adjusting	174,425	175,777	26,633
Datong	169,507	282,799	42,848
Others	1,124,337	1,343,817	203,608

Total assets	2,545,965	3,854,456	584,008

Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
(22) Subsequent Events
(a)
On March 25, 2011, the Company announced that it has reached definitive agreements to sell its 55% equity interest in Datong to an independent third party at a cash consideration of approximately US $63,690. In addition, Datong agreed to pay a cash dividend of RMB10,000 exclusively to the Company. The transaction has been completed on March 25, 2011.

(b)
On February 15, 2011, the Company entered into an agreement to waive the selling shareholders of Fanlian, Mintai, Baolian and Fangda to transfer 5% interest in Fanlian, Mintai, Baolian and Fangda if these entities fails to meet performance target as described in note (3)(a).

(c)
On April 28, 2011, our board of directors approved the grant of options to purchase an aggregate of 28,400,000 ordinary shares to certain directors, officers and employees pursuant to the amended and restated 2007 Share Incentive Plan. The exercise price of these options is US $0.734 per ordinary share equal to the closing price of ADS at grant date. These options will vest over a four-year period starting from March 31, 2012.

SCHEDULE 1 - CONDENSED FINANCIAL STATEMENTS OF THE COMPANY	12 Months Ended
Dec. 31, 2010
SCHEDULE 1 - CONDENSED FINANCIAL STATEMENTS OF THE COMPANY [Abstract]
SCHEDULE 1 - CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
SCHEDULE 1—CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
Balance Sheets
(In thousands, except for shares)

	As of December 31,
	2009	2010	2010
	RMB	RMB	US $
ASSETS:
Current assets:
Cash and cash equivalents	43,490	109,393	16,575
Other receivables	3,057	2,034	308
Amounts due from subsidiaries	1,011,289	1,539,092	233,196

Total current assets	1,057,836	1,650,519	250,079
Non-current assets:
Investment in subsidiaries	947,610	1,436,221	217,609

Total assets	2,005,446	3,086,740	467,688

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables	10,030	12,557	1,903
Amounts due to subsidiaries	3,608	13,199	2,000

Total liabilities	13,638	25,756	3,903
Ordinary shares (Authorized shares:10,000,000,000 at US $0.001 each; issued and outstanding shares: 912,497,726 and 1,002,977,326 as of December 31, 2009 and 2010, respectively)	7,036	7,649	1,159
Additional paid-in capital	1,604,774	2,261,849	342,704
Statutory reserves	103,877	136,681	20,709
Retained earnings	348,663	738,165	111,843
Accumulated other comprehensive loss	(72,542)	(83,360)	(12,630)

Total shareholders’ equity	1,991,808	3,060,984	463,785

Total liabilities and shareholders’ equity	2,005,446	3,086,740	467,688

Statements of Operations
(In thousands)

	Year Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
General and administrative expenses	(63,757)	(18,749)	(26,705)	(4,046)
Interest income	17,089	896	450	68
Equity in earnings of subsidiaries	238,405	318,694	448,563	67,964

Net income	191,737	300,841	422,308	63,986

Statements of Equity and Comprehensive Income (Loss)
(In thousands, except for shares)

					(Accumulated	Accumulated
	Share Capital		Additional		deficit)	other
	Number of		Paid-in	Statutory	retained	comprehensive (loss)		Comprehensive
	Share	Amounts	Capital	Reserves	earnings	income	Total	(loss) income
		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2008	912,497,726	7,036	1,621,064	47,903	(87,941)	(21,150)	1,566,912	132,387

Share-based compensation	—	—	45,659	—	—	—	45,659
Net income	—	—	—	—	191,737	—	191,737	191,737
Provision for statutory reserves	—	—	—	23,334	(23,334)	—	—
Foreign currency translation	—	—	—	—	—	(52,660)	(52,660)	(52,660)

Balance as of December 31, 2008	912,497,726	7,036	1,666,723	71,237	80,462	(73,810)	1,751,648	139,077

Share-based compensation	—	—	6,609	—	—	—	6,609
Net income	—	—	—	—	300,841	—	300,841	300,841
Dividends	—	—	(68,558)	—	—	—	(68,558)
Provision for statutory reserves	—	—	—	32,640	(32,640)	—	—
Foreign currency translation	—	—	—	—	—	1,268	1,268	1,268

Balance as of December 31, 2009	912,497,726	7,036	1,604,774	103,877	348,663	(72,542)	1,991,808	302,109
Issuance of ordinary shares upon follow-on offering	92,000,000	623	743,144	—	—	—	743,767
Exercise of share options	5,100,780	34	10,041	—	—	—	10,075
Repurchase of ordinary shares	(6,621,180)	(44)	(37,243)	—	—	—	(37,287)
Share-based compensation	—	—	22,211	—	—	—	22,211
Net income	—	—	—		422,308	—	422,308	422,308
Dividends	—	—	(80,985)	—	—	—	(80,985)
Provision for statutory reserves	—	—	—	32,806	(32,806)	—	—
Foreign currency translation	—	—	—	—	—	(10,818)	(10,818)	(10,818)
Others	—	—	(93)	(2)	—	—	(95)

Balance as of December 31, 2010	1,002,977,326	7,649	2,261,849	136,681	738,165	(83,360)	3,060,984	411,490

Balance as of December 31, 2010 in US $		1,159	342,704	20,709	111,843	(12,630)	463,785	62,347

Statements of Cash Flows
(In thousands)

	Year Ended December 31,
	2008	2009	2010	2010
	RMB	RMB	RMB	US $
OPERATING ACTIVITIES
Net income	191,737	300,841	422,308	63,986
Adjustments to reconcile net income to net cash generated from operating activities:
Equity in earnings of subsidiaries	(238,405)	(318,694)	(448,563)	(67,964)
Compensation expenses associated with stock options	45,659	6,609	22,211	3,365
Changes in operating assets and liabilities:
Other receivables	2,004	(459)	1,023	155
Other payables	8,564	(2,547)	2,527	383

Net cash generated from (used in) operating activities	9,559	(14,250)	(494)	(75)

Cash flows from investing activities
Increase in investment in subsidiaries	(36,989)	(5,653)	(40,143)	(6,082)
Advances to subsidiaries	(664,893)	(198,132)	(518,212)	(78,517)

Net cash used in investing activities	(701,882)	(203,785)	(558,355)	(84,599)

Cash flows from financing activities:
Proceeds from share issuances	—	—	743,767	112,692
Proceeds on exercise of stock options	—	—	10,075	1,527
Share repurchase	—	—	(37,287)	(5,650)
Dividends paid	—	(68,558)	(80,985)	(12,270)

Net cash generated from (used in) financing activities	—	(68,558)	635,570	96,299

Net increase (decrease) in cash and cash equivalents	(692,323)	(286,593)	76,721	11,625
Cash and cash equivalents at beginning of year	1,073,798	328,815	43,490	6,588
Effect of exchange rate changes on cash and cash equivalents	(52,660)	1,268	(10,818)	(1,638)

Cash and cash equivalents at end of year	328,815	43,490	109,393	16,575

Note to Schedule 1
(In thousands, except for shares)
Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial statements as to the financial position, changes in financial position and results of operations of a parent company as if the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. As of December 31, 2010, RMB1,490,552 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial statements of the Company has been presented for the years ended December 31, 2009 and 2010.
CISG undertook a separate restructuring in anticipation of an initial public offering involving a holding company (the “Company”) that was incorporated in the Cayman Islands on April 10, 2007. The Company became the ultimate holding company upon completion of a 10,000-for-1 share exchange with the existing shareholders of CISG on July 31, 2007. The exchange was accounted for as a reverse merger on the basis that CISG was the accounting acquirer.